7. Note Payable (June 2019 Note) (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Note Payable 1 [Member]
Debt issuance date	Apr. 01, 2016	Sep. 28, 2015
Debt face amount	$ 25,000	$ 150,000
Debt maturity date	Jun. 30, 2019
Debt interest rate	6.00%	10.00%
Accrued interest	$ 4,880		$ 3,380
Note payable balance		$ 0
Note Payable 2 [Member]
Debt issuance date		Apr. 01, 2016
Debt face amount		$ 25,000
Debt maturity date		Jun. 30, 2019
Debt interest rate		6.00%
Accrued interest	$ 10,000	$ 4,130	10,000	$ 2,630
Note Payable 3 [Member]
Debt issuance date	Apr. 13, 2018	Apr. 07, 2016
Debt face amount	$ 150,000	$ 75,000
Debt maturity date	Dec. 31, 2018	Sep. 30, 2018
Debt interest rate	15.00%
Accrued interest	$ 22,500		$ 22,500
Note payable balance	$ 150,000	$ 0		$ 20,000